TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Transactions With Related Parties
Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities

Below are loans and accounts receivable as well as contingent loans that correspond to related entities:

	As of December 31,
	2018				2017				2016
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	122,289	459	4,299	233	80,076	771	3,947	7,793	81,687	533	4,595	7,100
Mortgage loans	-	-	18,814	-	-	-	18,796	-	-	-	18,046	-
Consumer loans	-	-	5,335	-	-	-	4,310	-	-	-	3,783	-
Loans and accounts receivable:	122,289	459	28,448	233	80,076	771	27,053	7,793	81,687	533	26,424	7,100

Allowance for loan losses	(308)	(9)	(116)	(5)	(209)	(9)	(177)	(18)	(209)	(35)	(87)	(34)
Net loans	121,981	450	28,332	228	79,867	762	26,876	7,775	81,478	498	26,337	7,066

Guarantees	442,854	-	22,893	7,171	361,452	-	23,868	7,164	434,141	-	23,636	5,486

Contingent loans:
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	5,392	-	2,060	44	19,251	-	-	33	27,268	-	-	-
Guarantees	445,064	-	3,364	-	377,578	-	-	-	437,101	-	-	-
Contingent loans:	450,456	-	5,424	44	396,829	-	-	33	464,369	-	-	-

Allowance for contingent loans	(1)	-	(18)	-	(4)	-	-	1	(5)	-	-	-

Net contingent loans	450,455	-	5,406	44	396,825	-	-	34	464,364	-	-	-

Schedule of loan activity to related parties

Loan activity to related parties during 2018, 2017 and 2016 is shown below:

	As of December 31,
	2018				2017				2016
	Companies of the Group	Associated companies	Key Personnel	Other	Companies of the Group	Associated companies	Key Personnel	Other	Companies of the Group	Associated companies	Key Personnel	Other

	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	476,906	771	27,051	7,826	546,058	532	26,423	7,100	616,968	565	28,675	1,966
Loans granted	200,657	39	16,574	773	78,214	318	7,777	1,050	122,729	203	8,580	6,808
Loans payments	(104,818)	(351)	(9,754)	(700)	(147,366)	(79)	(7,149)	(324)	(193,189)	(236)	(10,832)	(1,674)

Total	572,745	459	33,871	7,899	476,906	771	27,051	7,826	546,508	532	26,423	7,100

Schedule of assets and liabilities with related parties

Assets and liabilities with related parties

	As of December 31,
	2018				2017				2016
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and deposits in banks	189,803	-	-	-	74,949	-	-	-	187,701	-	-	-
Trading investments	-	-	-	-	-	-	-	-	-	-	-	-
Obligations under repurchase agreements Loans	-	-	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	748,632	105,358	-	9	545,028	86,011	-	-	742,851	33,433	-	-
Available for sale investments	-	-	-	-	-	-	-	-	-	-	-	-
Other assets	38,960	51,842	-	-	8,480	118,136	-	-	4,711	67,454	-	-

Liabilities
Deposits and other demand liabilities	27,515	(21,577)	2,493	(480)	24,776	25,805	2,470	221	6,988	7,141	2,883	630
Obligations under repurchase agreements Loans	6,501	-	329	68	50,945	-	-	-	56,167	-	-	-
Time deposits and other time liabilities	2,585,337	-	3,189	(838)	785,988	27,968	3,703	3,504	1,545,835	6,219	2,525	2,205
Financial derivative contracts	770,624	112,523	-	-	418,647	142,750	-	7,190	954,575	54,691	-	-
Interbank borrowing	-	-	-	-	-	-	-	-	6,165	-	-	-
Issued debt instruments	335,443	-	-	-	482,626	-	-	-	484,548	-	-	-
Other financial liabilities	6,807	-	-	-	4,919	-	-	-	8,970	-	-	-
Other liabilities	60,884	89,817	-	-	164,303	58,168	-	-	446	44,329	-	-

Schedule of income (expense) recorded due to transactions with related parties
c)	Income (expense) recorded due to transactions with related parties

	For the years ended December 31,
	2018				2017				2016
	Companies of the Group	Associated Companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated Companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Income (expense) recorded
Interest income and inflation-indexation adjustments	(53,256)	(156)	1,252	508	(43,892)	-	1,051	-	(39,279)	40	1,164	115
Fee and commission income and expenses	91,178	7,826	305	22	72,273	15,404	224	1	56,952	22,322	204	20
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(566,677)	65,727	27	(12)	363,108	(48,453)	(3)	19	(343,963)	(48,373)	(88)	2
Other operating income and expenses	42	1,388	-	-	21,670	(1,454)	-	-	931	(2,239)	-	-
Key personnel compensation and expenses	-	-	(11,761)	-	-	-	(43,037)	-	-	-	(37,328)	-
Administrative and other expenses	(43,035)	(50,764)	-	-	(48,246)	(47,220)	-	-	(35,554)	(43,115)	-	-

Total	(571,748)	24,021	(10,177)	518	364,913	(81,723)	(41,765)	20	(360,913)	(71,365)	(36,048)	137

(*) Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries,

Schedule of payments to Board members and key management personnel

The compensation received by key management personnel, including Board members and all the executives holding manager positions shown in the “Personnel salaries and expenses” and/or “Administrative expenses” items of the Consolidated Statements of Income, corresponds to the following categories:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Personnel compensation	12,878	16,863	17,493
Board members’ salaries and expenses	913	1,199	1,269
Bonuses or gratifications	11,920	16,057	14,404
Compensation in stock	146	1,923	331
Training expenses	163	68	161
Seniority compensation	1,133	3,842	2,619
Health funds	215	273	285
Other personnel expenses	681	773	916
Pension plans (*)	872	2,039	(150)
Total	28,921	43,037	37,328

(*)Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions,

Schedule of composition of key personnel

As of December 31, 2018, 2017 and 2016, the composition of theBank’s key personnel is as follows:

Position	No, of executives
	As of December 31,
	2018	2017	2016

Director	11	11	13
Division manager	12	13	17
Manager	108	109	137
Total key personnel	131	133	167